Banking service fees (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Banking Service Fees

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Fees from credit and debit card services	15,394	14,802	14,002
Current account services	10,017	9,589	8,856
Asset management fees	5,013	4,141	3,514
Fees for guarantees issued and credit lines	1,768	1,783	1,773
Collection commissions	1,506	1,378	1,315
Brokerage commission	618	606	295
Other	2,493	2,149	2,163

Total	36,809	34,448	31,918